TAXES ON INCOME (Schedule of Income Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
TAXES ON INCOME [Abstract]
Israel	$ 5,742	$ 7,138	$ 10,414
Non-Israeli Subsidiaries	903	653	814
INCOME BEFORE TAXES ON INCOME	$ 6,645	$ 7,791	$ 11,228